INCOME TAX EXPENSE - Principal components of deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net loss carryforward	¥ 589,792	¥ 286,356
Advertising expense carried forward for future deduction	19,123	30,827
Accrued expenses and payroll payable	15,327	12,594
Provision for impairment of assets	6,614	7,072
Others	361	781
Valuation allowance	(631,217)	(337,630)
Tax loss carryforwards	¥ 2,359,167
Statute of limitations period according to the PRC Tax Administration and Collection Law (in years)	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years
Amount of minimum underpayment of tax liability listed as special circumstance for extension period for statute of limitations	¥ 100
withholding income taxes for undistributed profits	¥ 0	¥ 0